CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income for the period	$ 20,229	$ 44,648	$ 38,672	$ 88,769
Other comprehensive income/(loss):
Unrealized losses on available for sale securities	(308)		(34,107)
Amortization of deferred realized losses on cash flow hedges	921	1,001	1,832	2,003
Reclassification of unrealized losses to earnings				184
Total Other Comprehensive Income/(Loss)	613	1,001	(32,275)	2,187
Comprehensive Income	$ 20,842	$ 45,649	$ 6,397	$ 90,956